Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
Related Party Transactions

13. Related Party Transactions

The Company uses the services of a travel agency owned by a relative of one of the Company’s key stockholders. The Company incurred less than $0.1 million of travel related expenses during the three and nine months ended September 30, 2021. Travel expenses was less than $0.1 million during the three months ended September 30, 2020 and $0.1 million during the nine months ended September 30, 2020.

The Company has historically leased office spaces in the United States and The Netherlands from an affiliate. Rental expense amounted to less than $0.1 million for the three and nine months ended September 30, 2021, and less than $0.1 million for the three months ended September 30, 2020 and $0.1 million for the nine months ended September 30, 2020. There were no outstanding amounts due to or from related parties as of September 30, 2021 and December 31, 2020.

The Company’s Chief Executive Officer and the Company’s President and Chief Operating Officer, both of whom are also members of the Company’s board of directors, are the two sole members of the board of directors of the Lemonade Foundation. Effective July 2021, the Company’s President and Chief Operating Officer became the Company’s Co-Chief Executive Officer. The Company contributed 500,000 shares of common stock with a fair market value of $24.36 per share (see Note 9). The Company recorded $12.2 million of non-cash expense within general and administrative expense in connection with this contribution for the year ended December 31, 2020. In connection with the Follow-on Offering as discussed in Note 9, Lemonade Foundation sold 100,000 shares of the contributed shares of the Company. As of September 30, 2021, there were no outstanding amounts due to or from the Lemonade Foundation.

19. Related Party Transactions

The Company uses the services of a travel agency owned by a relative of one of the Company’s key stockholders. During the years ended December 31, 2020, 2019 and 2018, the Company incurred travel related expenses in the amount of approximately $0.1 million, $0.3 million and $0.2 million respectively, in connection with these services.

The Company has leased office space in the United States and the Netherlands from an affiliate. Rental expense recorded for the years ended December 31, 2020, 2019 and 2018 in connection with this leased space was less than $0.1 million, $0.1 million and $0.1 million, There were no outstanding amounts due to or from related parties as of December 31, 2020 and 2019.

The Company’s Chief Executive Officer and the Company’s President and Chief Operating Officer, both of whom are also members of the Company’s board of directors, are the two sole members of the board of directors of the Lemonade Foundation. The Company contributed 500,000 shares of common stock with a fair market value of $24.36 per share (see Note 15), and recorded $12.2 million of non-cash expense within general and administrative expense for the year ended December 31, 2020. The Company had a receivable of $0.1 million from the Lemonade Foundation in connection with certain expenses paid for by the Company on behalf of the Lemonade Foundation as of December 31, 2020.